Quarterly Holdings Report
for

Fidelity® OTC Portfolio

October 31, 2020

OTC-QTLY-1220
1.809071.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 20.0%
Entertainment - 1.8%
Activision Blizzard, Inc.	2,748,619	$208,153
Electronic Arts, Inc. (a)	2,445	293
NetEase, Inc. ADR	15,368	1,334
Netflix, Inc. (a)	40,479	19,257
Take-Two Interactive Software, Inc. (a)	458,695	71,061
The Walt Disney Co.	907,745	110,064
Zynga, Inc. (a)	2,194,530	19,729
		429,891
Interactive Media & Services - 17.2%
Alphabet, Inc.:
Class A (a)	844,191	1,364,306
Class C (a)	342,748	555,598
Eventbrite, Inc. (a)	23,725	219
Facebook, Inc. Class A (a)	4,641,364	1,221,189
InterActiveCorp (a)	182,349	22,013
Match Group, Inc. (a)(b)	1,578,931	184,388
Tencent Holdings Ltd. sponsored ADR (b)	4,500,736	343,586
Twitter, Inc. (a)	5,866,974	242,658
Yandex NV Series A (a)	2,638,848	151,918
		4,085,875
Media - 0.6%
Charter Communications, Inc. Class A (a)	234,139	141,378
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	768,866	84,245

TOTAL COMMUNICATION SERVICES		4,741,389

CONSUMER DISCRETIONARY - 21.9%
Automobiles - 2.7%
Tesla, Inc. (a)	1,669,767	647,936
Hotels, Restaurants & Leisure - 3.1%
Caesars Entertainment, Inc. (a)	37,042	1,660
Extended Stay America, Inc. unit	5,345,285	60,669
Hilton Worldwide Holdings, Inc.	1,409,738	123,789
Marriott International, Inc. Class A	2,188,981	203,313
Starbucks Corp.	3,971,485	345,360
		734,791
Household Durables - 0.8%
Lennar Corp. Class A	2,643,260	185,636
Internet & Direct Marketing Retail - 11.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	705,889	215,077
Amazon.com, Inc. (a)	732,781	2,224,833
Expedia, Inc.	796,226	74,965
MercadoLibre, Inc. (a)	110,150	133,728
The Booking Holdings, Inc. (a)	59,979	97,316
		2,745,919
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	1,350,471	121,975
Specialty Retail - 1.5%
Five Below, Inc. (a)	1,167,156	155,629
Lowe's Companies, Inc.	1,171,889	185,276
The Home Depot, Inc.	89,623	23,903
		364,808
Textiles, Apparel & Luxury Goods - 1.7%
Kontoor Brands, Inc. (b)	6,126	202
lululemon athletica, Inc. (a)	1,051,383	335,696
LVMH Moet Hennessy Louis Vuitton SE	138,312	64,833
		400,731

TOTAL CONSUMER DISCRETIONARY		5,201,796

CONSUMER STAPLES - 2.1%
Beverages - 1.5%
Diageo PLC	3,430,732	110,874
Kweichow Moutai Co. Ltd. (A Shares)	113,175	28,308
Monster Beverage Corp. (a)	2,003,014	153,371
PepsiCo, Inc.	407,227	54,279
		346,832
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	327,932	117,275
Food Products - 0.1%
Lamb Weston Holdings, Inc.	167,831	10,649
Mondelez International, Inc.	329,480	17,502
		28,151

TOTAL CONSUMER STAPLES		492,258

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Cenovus Energy, Inc. (Canada)	173,976	569
Centennial Resource Development, Inc. Class A (a)(b)	935,752	580
EOG Resources, Inc.	14,426	494
Reliance Industries Ltd.	14,972,173	412,636
Reliance Industries Ltd.	998,144	15,813
Reliance Industries Ltd. sponsored GDR (c)	1,873,044	102,830
		532,922
FINANCIALS - 2.7%
Banks - 1.2%
Huntington Bancshares, Inc.	16,183,387	168,955
PacWest Bancorp	2,140,241	41,178
Signature Bank	835,496	67,458
		277,591
Capital Markets - 0.8%
London Stock Exchange Group PLC	740,241	79,796
S&P Global, Inc.	349,910	112,926
		192,722
Consumer Finance - 0.5%
Capital One Financial Corp.	1,595,931	116,631
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(d)(e)	6,818,398	59,807

TOTAL FINANCIALS		646,751

HEALTH CARE - 6.2%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	254,056	31,241
Amgen, Inc.	510,014	110,642
Arcutis Biotherapeutics, Inc. (a)	481,771	8,585
Ascendis Pharma A/S sponsored ADR (a)	153,979	25,152
ChemoCentryx, Inc. (a)	274,928	13,197
Chimerix, Inc. (a)	48,210	129
GenSight Biologics SA (a)(b)	223,371	904
Global Blood Therapeutics, Inc. (a)	1,265,799	66,935
Ionis Pharmaceuticals, Inc. (a)	33,343	1,565
Neurocrine Biosciences, Inc. (a)	698,967	68,967
Regeneron Pharmaceuticals, Inc. (a)	291,162	158,264
Sarepta Therapeutics, Inc. (a)	115,200	15,657
Trevena, Inc. (a)(b)	469,508	1,230
Vertex Pharmaceuticals, Inc. (a)	357,054	74,396
Xencor, Inc. (a)	1,196,946	45,939
		622,803
Health Care Equipment & Supplies - 1.7%
DexCom, Inc. (a)	372,546	119,058
Insulet Corp. (a)	675,335	150,093
Intuitive Surgical, Inc. (a)	132,493	88,383
Masimo Corp. (a)	67,382	15,081
Neuronetics, Inc. (a)	40,616	201
Outset Medical, Inc.	42,104	1,957
Pulmonx Corp.	27,472	1,155
Tandem Diabetes Care, Inc. (a)	201,691	21,984
		397,912
Health Care Providers & Services - 0.5%
Cigna Corp.	147,456	24,621
Humana, Inc.	237,869	94,976
		119,597
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	48,496	43
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	503,139	68,880
Bruker Corp.	2,410,076	102,525
Nanostring Technologies, Inc. (a)	1,916,188	70,228
Sartorius Stedim Biotech	33,100	12,552
		254,185
Pharmaceuticals - 0.3%
AstraZeneca PLC:
(United Kingdom)	112,431	11,289
sponsored ADR	1,361,244	68,280
Elanco Animal Health, Inc. (a)	93,386	2,896
TherapeuticsMD, Inc. (a)(b)	359,969	439
		82,904

TOTAL HEALTH CARE		1,477,444

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	203,488	54,942
Class C (a)(d)(e)	7,092	1,915
		56,857
Airlines - 0.1%
Copa Holdings SA Class A	408,871	20,149
Wheels Up Partners Holdings LLC Series B (a)(d)(e)(f)	1,760,377	5,985
		26,134
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	311,159	34,340
Waste Connection, Inc. (United States)	359,384	35,694
		70,034
Industrial Conglomerates - 0.0%
Roper Technologies, Inc.	28,484	10,577
Professional Services - 0.5%
Verisk Analytics, Inc.	620,691	110,464
Road & Rail - 1.4%
CSX Corp.	1,032,857	81,534
Lyft, Inc. (a)	2,486,124	56,758
Rumo SA (a)	10,313,900	32,966
Uber Technologies, Inc. (a)	4,588,603	153,305
		324,563

TOTAL INDUSTRIALS		598,629

INFORMATION TECHNOLOGY - 39.7%
IT Services - 2.6%
Fidelity National Information Services, Inc.	239,306	29,815
Gartner, Inc. (a)	1,271,295	152,683
MasterCard, Inc. Class A	598,656	172,796
PayPal Holdings, Inc. (a)	1,054,792	196,328
Reply SpA	256,900	27,616
Shopify, Inc. Class A (a)	33,745	31,109
Visa, Inc. Class A	48,301	8,777
		619,124
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (a)	1,480,288	111,451
Analog Devices, Inc.	466,295	55,270
Applied Materials, Inc.	484,822	28,716
Array Technologies, Inc.	193,799	7,141
ASML Holding NV	335,527	121,196
Lam Research Corp.	212,193	72,587
Marvell Technology Group Ltd.	6,929,192	259,914
Micron Technology, Inc. (a)	2,873,178	144,636
NVIDIA Corp.	1,250,762	627,082
NXP Semiconductors NV	2,524,755	341,145
Qualcomm, Inc.	2,827,152	348,757
Skyworks Solutions, Inc.	98,088	13,859
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,582,306	132,708
		2,264,462
Software - 16.1%
Adobe, Inc. (a)	694,690	310,596
ANSYS, Inc. (a)	116,618	35,495
Aspen Technology, Inc. (a)	1,317,989	144,728
Atom Tickets LLC (a)(d)(e)(f)	516,103	681
Autodesk, Inc. (a)	401,186	94,495
Dropbox, Inc. Class A (a)	202,445	3,697
Duck Creek Technologies, Inc. (a)	26,003	1,128
Dynatrace, Inc. (a)	283,458	10,009
Elastic NV (a)	1,669,277	169,281
Epic Games, Inc. (d)(e)	23,000	13,225
Five9, Inc. (a)	214,677	32,571
Globant SA (a)	124,658	22,514
HIVE Blockchain Technologies Ltd. (a)(b)	2,641,635	1,011
Intuit, Inc.	368,365	115,917
Manhattan Associates, Inc. (a)	929,531	79,475
Microsoft Corp.	11,648,441	2,358,460
Netcompany Group A/S (a)(c)	62,339	5,179
NICE Systems Ltd. sponsored ADR (a)	291,398	66,515
Ping Identity Holding Corp. (a)(b)	2,773,032	76,785
Salesforce.com, Inc. (a)	1,057,866	245,711
Workday, Inc. Class A (a)	128,689	27,040
		3,814,513
Technology Hardware, Storage & Peripherals - 11.4%
Apple, Inc.	24,021,867	2,615,021
Samsung Electronics Co. Ltd.	1,702,570	85,393
Western Digital Corp.	299,973	11,318
		2,711,732

TOTAL INFORMATION TECHNOLOGY		9,409,831

MATERIALS - 0.8%
Chemicals - 0.4%
LG Chemical Ltd.	95,450	51,933
Livent Corp. (a)(b)	3,961,483	42,586
		94,519
Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA (a)	10,190,000	88,884

TOTAL MATERIALS		183,403

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	46,976	34,351
Real Estate Management & Development - 0.5%
KE Holdings, Inc. ADR (a)	1,598,717	111,511

TOTAL REAL ESTATE		145,862

TOTAL COMMON STOCKS
(Cost $12,071,042)		23,430,285

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series B (a)(d)(e)	1,811,120	2,590
CONSUMER DISCRETIONARY - 0.6%
Internet & Direct Marketing Retail - 0.6%
One Kings Lane, Inc. Series E (Escrow) (a)(d)(e)	648,635	259
Reddit, Inc.:
Series B (a)(d)(e)	1,337,584	69,287
Series C (a)(d)(e)	300,673	15,575
Series D (a)(d)(e)	929,200	48,133
The Honest Co., Inc. Series D (a)(d)(e)	75,268	3,444
		136,698
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (a)(d)(e)	93,930	38,645
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	62,037	16,750
Series H (a)(d)(e)	65,670	17,731
		34,481
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	335,546	792
TOTAL INDUSTRIALS		35,273
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.0%
AppNexus, Inc.:
Series E (Escrow) (a)(d)(e)	1,416,796	44
Series F (Escrow) (a)(d)(e)	90,913	25
		69
Software - 0.4%
Dataminr, Inc. Series D (a)(d)(e)	821,446	9,036
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	4,896,249	0
Taboola.Com Ltd. Series E (a)(d)(e)	1,918,392	83,258
		92,294
TOTAL INFORMATION TECHNOLOGY		92,363
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(d)(e)	269,091	1,924
Series F (a)(d)(e)	14,513	104
		2,028

TOTAL CONVERTIBLE PREFERRED STOCKS		307,597

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (d)(e)	103,940	8,925
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	30,303	14,615

TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,540

TOTAL PREFERRED STOCKS
(Cost $159,616)		331,137

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.10% (g)
(Cost $12,628)	12,625,023	12,628
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $12,243,286)		23,774,050
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(70,228)
NET ASSETS - 100%		$23,703,822

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,009,000 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $467,692,000 or 2.0% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$38,251
AppNexus, Inc. Series E (Escrow)	8/1/14 - 9/17/14	$0
AppNexus, Inc. Series F (Escrow)	8/23/16	$40
Atom Tickets LLC	8/15/17	$3,098
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$10,011
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$10,473
Epic Games, Inc.	7/13/20 - 7/30/20	$13,225
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$401
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Reddit, Inc. Series D	2/4/19	$20,151
Roofoods Ltd. Series F	9/12/17	$33,211
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
The Honest Co., Inc. Series D	8/3/15	$3,444
Waymo LLC Series A2	5/8/20	$8,925
WeWork Companies, Inc. Series E	6/23/15	$8,850
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,053
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6
Fidelity Securities Lending Cash Central Fund	116
Total	$122

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Nanostring Technologies, Inc.	$69,485	$227	$585	$--	$156	$944	$--
Total	$69,485	$227	$585	$--	$156	$944	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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